Deferred tax assets and liabilities - Changes in Deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance sheet restatement IFRS 9	€ (3.7)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(263.4)	€ (268.3)
Changes in deferred tax liability (asset) [abstract]
Opening balance restatement due to IFRS 9 transition	(59.3)
Recognized in Statement of Profit or Loss	4.5	2.3
Recognized in Other Comprehensive Income	(0.7)	3.0	€ (9.1)
Movement in foreign exchange	(0.8)	(0.4)
Closing balance	(323.4)	(263.4)	(268.3)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(15.2)	(23.3)
Changes in deferred tax liability (asset) [abstract]
Opening balance restatement due to IFRS 9 transition	0.0
Recognized in Statement of Profit or Loss	3.2	8.2
Movement in foreign exchange	(0.4)	(0.1)
Closing balance	(12.4)	(15.2)	(23.3)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(295.0)	(291.3)
Changes in deferred tax liability (asset) [abstract]
Opening balance restatement due to IFRS 9 transition	(59.3)
Recognized in Statement of Profit or Loss	0.2	(3.7)
Movement in foreign exchange		0.0
Closing balance	(354.1)	(295.0)	(291.3)
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	28.2	27.7
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	(1.5)	2.5
Recognized in Other Comprehensive Income	3.3	(2.0)
Closing balance	29.6	28.2	27.7
Tax value of loss carry forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	15.6	18.9
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	3.5	(3.0)
Movement in foreign exchange	0.0	(0.3)
Closing balance	19.1	15.6	18.9
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	1.4	(3.3)
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	0.1	(0.3)
Recognized in Other Comprehensive Income	(4.0)	5.0
Closing balance	(2.5)	1.4	(3.3)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	1.6	3.0
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	(1.0)	(1.4)
Closing balance	€ (3.1)	€ 1.6	€ 3.0